Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 1,036,536	$ 2,198,694
Accounts receivable, net	16,505
Inventories	14,544
Prepaid expenses and other current assets	904,707	3,074,663
Current assets from discontinued operations - disposal		4,512,614
Total current assets	1,972,292	9,785,971
Property, plant and equipment, net	3,178	13,470
Intangible assets, net	1,678,333	1,868,333
Goodwill	5,184,036	5,184,036
Prepaid assets	2,332,658	251
Non-current assets from discontinued operations - disposal		19,488,148
Total non-current assets	9,198,205	26,554,238
TOTAL ASSETS	11,170,497	36,340,209
Current liabilities
Accounts payable
Other payables and accrued liabilities	492,980
Income tax payable	102	8,987
Current liabilities from discontinued operations - disposal		20,944,091
Total current liabilities	493,082	20,953,078
Non-current liabilities from discontinued operations - disposal		1,514,060
Total non-current liability		1,514,060
TOTAL LIABILITIES	493,082	22,467,138
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS’ EQUITY
Class A Ordinary shares, $0.01 par value, 350,000,000 shares authorized, 6,724,675 shares issued and outstanding; $0.01 par value, 350,000,000 shares authorized, 7,724,675 shares issued and outstanding	67,177	77,177
Class B Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 612,255 shares issued and outstanding; $0.01 par value, 100,000,000 shares authorized, 612,255 shares issued and outstanding	6,123	6,123
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	64,918,726	66,908,726
Statutory reserve		7,622,765
Accumulated deficit	(51,257,823)	(59,453,593)
Accumulated other comprehensive loss	(3,056,788)	(402,119)
Total Paranovus Entertainment Technology Ltd.’s shareholders’ equity	10,677,415	14,759,079
Non-controlling interests		(886,008)
Total shareholders’ equity	10,677,415	13,873,071
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 11,170,497	$ 36,340,209